Investment Objectives and Goals - GraniteShares YieldBOOST SPCX ETF	Aug. 21, 2026
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Space Exploration Technologies Corp.’s common share (Nasdaq: SPCX) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.